Calvert
VP SRI Mid Cap Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	4,298	$ 410,158
		$ 410,158
Auto Components — 2.0%
Aptiv PLC(1)	5,280	$ 728,112
		$ 728,112
Banks — 3.4%
First Republic Bank	1,668	$ 278,139
KeyCorp	36,587	731,008
Live Oak Bancshares, Inc.	3,070	210,265
		$1,219,412
Beverages — 2.1%
Coca-Cola European Partners PLC	14,128	$736,916
		$736,916
Biotechnology — 1.1%
Neurocrine Biosciences, Inc.(1)	4,162	$404,754
		$404,754
Building Products — 2.4%
AZEK Co., Inc. (The)(1)	11,590	$487,359
Trex Co., Inc.(1)	4,079	373,392
		$860,751
Capital Markets — 4.5%
Morningstar, Inc.	1,833	$412,498
MSCI, Inc.	1,122	470,432
Tradeweb Markets, Inc., Class A	9,993	739,482
		$1,622,412
Commercial Services & Supplies — 3.3%
GFL Environmental, Inc.	21,345	$745,640
Tetra Tech, Inc.	3,265	443,126
		$1,188,766
Communications Equipment — 1.7%
Motorola Solutions, Inc.	3,274	$615,676
		$615,676
Consumer Finance — 2.2%
Ally Financial, Inc.	17,385	$785,976
		$785,976
Security	Shares	Value
Containers & Packaging — 2.8%
AptarGroup, Inc.	5,494	$ 778,335
Packaging Corp. of America	1,719	231,171
		$ 1,009,506
Diversified Consumer Services — 1.5%
Terminix Global Holdings, Inc.(1)	11,563	$ 551,208
		$ 551,208
Electric Utilities — 1.2%
Xcel Energy, Inc.	6,250	$ 415,687
		$415,687
Electrical Equipment — 2.2%
AMETEK, Inc.	6,249	$798,185
		$798,185
Electronic Equipment, Instruments & Components — 2.7%
TE Connectivity, Ltd.	3,357	$433,422
Zebra Technologies Corp., Class A(1)	1,109	538,065
		$971,487
Energy Equipment & Services — 1.7%
Baker Hughes Co.	28,333	$612,276
		$612,276
Entertainment — 2.0%
Electronic Arts, Inc.	5,316	$719,627
		$719,627
Equity Real Estate Investment Trusts (REITs) — 3.4%
Lamar Advertising Co., Class A	8,036	$754,741
Mid-America Apartment Communities, Inc.	3,130	451,847
		$1,206,588
Food & Staples Retailing — 1.7%
Performance Food Group Co.(1)	10,324	$594,766
		$594,766
Food Products — 1.4%
Lamb Weston Holdings, Inc.	6,444	$499,281
		$499,281
Health Care Equipment & Supplies — 4.8%
Cooper Cos., Inc. (The)	1,561	$599,565
Haemonetics Corp.(1)	4,191	465,243

Calvert
VP SRI Mid Cap Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	1,631	$ 677,615
		$ 1,742,423
Health Care Providers & Services — 3.0%
Accolade, Inc.(1)	10,293	$ 466,993
Centene Corp.(1)	9,539	609,638
		$ 1,076,631
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	5,167	$ 376,571
		$376,571
Insurance — 4.0%
Arch Capital Group, Ltd.(1)	9,211	$353,426
Assurant, Inc.	2,698	382,496
Travelers Cos., Inc. (The)	4,628	696,051
		$1,431,973
Interactive Media & Services — 1.9%
Match Group, Inc.(1)	4,889	$671,651
		$671,651
IT Services — 8.4%
Black Knight, Inc.(1)	9,046	$669,314
Broadridge Financial Solutions, Inc.	5,416	829,190
Cognizant Technology Solutions Corp., Class A	6,003	468,954
Euronet Worldwide, Inc.(1)	2,398	331,643
WEX, Inc.(1)	3,435	718,671
		$3,017,772
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	5,515	$701,177
Waters Corp.(1)	1,070	304,062
		$1,005,239
Machinery — 4.1%
Colfax Corp.(1)	15,208	$666,262
Stanley Black & Decker, Inc.	3,967	792,091
		$1,458,353
Metals & Mining — 1.6%
Steel Dynamics, Inc.	11,653	$591,506
		$591,506
Security	Shares	Value
Pharmaceuticals — 1.9%
Jazz Pharmaceuticals PLC(1)	4,123	$ 677,698
		$ 677,698
Professional Services — 5.2%
Booz Allen Hamilton Holding Corp.	6,974	$ 561,616
Clarivate PLC(1)	21,290	561,843
Verisk Analytics, Inc.	4,264	753,406
		$ 1,876,865
Semiconductors & Semiconductor Equipment — 3.5%
NXP Semiconductors NV	1,552	$312,480
Skyworks Solutions, Inc.	2,691	493,745
Teradyne, Inc.	3,723	453,014
		$1,259,239
Software — 4.2%
ANSYS, Inc.(1)	2,268	$770,122
Bill.com Holdings, Inc.(1)	3,128	455,124
nCino, Inc.(1)	4,536	302,642
		$1,527,888
Specialty Retail — 7.1%
Best Buy Co., Inc.	4,269	$490,124
Five Below, Inc.(1)	1,954	372,804
National Vision Holdings, Inc.(1)	7,697	337,359
Ross Stores, Inc.	5,341	640,439
Ulta Beauty, Inc.(1)	2,280	704,908
		$2,545,634
Textiles, Apparel & Luxury Goods — 1.9%
Gildan Activewear, Inc.(1)	22,689	$695,645
		$695,645
Total Common Stocks (identified cost $27,735,262)		$35,906,632

Calvert
VP SRI Mid Cap Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	208,839	$ 208,860
Total Short-Term Investments (identified cost $208,860)		$ 208,860
Total Investments — 100.4% (identified cost $27,944,122)		$36,115,492
Other Assets, Less Liabilities — (0.4)%		$ (131,636)
Net Assets — 100.0%		$35,983,856

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

The Fund did not have any open derivative instruments at March 31, 2021.
At March 31, 2021, the value of the Fund's investment in affiliated funds was $208,860, which represents 0.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$118,053	$1,820,557	$(1,729,750)	$ —	$ —	$208,860	$29	208,839
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,906,632(1)	$ —	$ —	$35,906,632
Short-Term Investments	—	208,860	—	208,860
Total Investments	$35,906,632	$208,860	$ —	$36,115,492

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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